Fair Value Measurements - Summary Of Quantitative Information Regarding Fair Value Measurements (Detail) - Fair Value, Inputs, Level 3 [Member] - GS Acquisition Holdings Corp II [Member] - $ / shares		6 Months Ended	12 Months Ended
	Jul. 02, 2020	Jun. 30, 2021	Dec. 31, 2020
Private Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility			28.30%
Measurement Input, Share Price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 10.40	$ 10.90
Measurement Input, Share Price [Member] | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 10.54
Measurement Input, Share Price [Member] | Private Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	10.54		10.90
Measurement Input, Exercise Price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Strike price		$ 11.50	11.50
Measurement Input, Exercise Price [Member] | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Strike price	11.50
Measurement Input, Exercise Price [Member] | Private Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Strike price	$ 11.50		$ 11.50
Measurement Input, Expected Term [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Term (in years)		5 years 6 months	5 years 9 months
Measurement Input, Expected Term [Member] | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Term (in years)	6 years
Measurement Input, Expected Term [Member] | Private Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Term (in years)	6 years		5 years 9 months
Measurement Input, Price Volatility [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility		28.00%	28.30%
Measurement Input, Price Volatility [Member] | Maximum [Member] | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility	20.00%
Measurement Input, Price Volatility [Member] | Maximum [Member] | Private Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility	18.00%
Measurement Input, Price Volatility [Member] | Minimum [Member] | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility	10.00%
Measurement Input, Price Volatility [Member] | Minimum [Member] | Private Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility	10.00%
Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free interest rate		0.96%	0.47%
Measurement Input, Risk Free Interest Rate [Member] | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free interest rate	0.40%
Measurement Input, Risk Free Interest Rate [Member] | Private Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free interest rate	0.40%		0.47%
Measurement Input, Expected Dividend Rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Dividend yield		0.00%	0.00%
Measurement Input, Expected Dividend Rate [Member] | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Dividend yield	0.00%
Measurement Input, Expected Dividend Rate [Member] | Private Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Dividend yield	0.00%		0.00%
Measurement Input Expected Fair Value Of Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value		$ 2.49	$ 2.79